Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	11.91%	17.38%	(11.21%)